Quarterly Holdings Report
for
Fidelity® Tactical Bond ETF
November 30, 2023
TBE-NPRT1-0124
1.9906545.100
Corporate Bonds - 41.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.3%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		5,000	4,778
3.375% 8/15/26		25,000	11,312
			16,090
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)		2,000	2,341

Ground Transportation - 0.0%
Uber Technologies, Inc. 0.875% 12/1/28 (b)		2,000	2,068

TOTAL INDUSTRIALS			4,409

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 3.5% 6/1/28 (b)		3,000	3,399
Western Digital Corp. 3% 11/15/28 (b)		3,000	3,432
			6,831
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		8,000	4,560

UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)		3,000	3,000

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		2,000	1,749

TOTAL UTILITIES			4,749

TOTAL CONVERTIBLE BONDS			36,639
Nonconvertible Bonds - 41.0%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.5%
Altice France SA:
5.125% 7/15/29(b)		20,000	14,301
5.5% 1/15/28(b)		10,000	7,645
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		13,000	11,799
Cogent Communications Group, Inc. 7% 6/15/27 (b)		8,000	7,860
Frontier Communications Holdings LLC 6% 1/15/30 (b)		3,000	2,404
Level 3 Financing, Inc.:
4.625% 9/15/27(b)(c)		1,000	600
10.5% 5/15/30(b)		1,000	928
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		4,000	3,528
Telecom Italia SpA 5.303% 5/30/24 (b)		16,000	15,873
Windstream Escrow LLC 7.75% 8/15/28 (b)		5,000	4,122
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		14,000	10,682
			79,742
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		3,000	2,576

Media - 2.4%
Altice Financing SA 5.75% 8/15/29 (b)		10,000	8,220
Altice France Holding SA 6% 2/15/28 (b)		12,000	4,847
Cable One, Inc. 4% 11/15/30 (b)		6,000	4,683
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)		12,000	10,296
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51		220,000	136,137
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		16,000	14,810
7.5% 6/1/29(b)		3,000	2,365
CSC Holdings LLC 5.5% 4/15/27 (b)		16,000	14,145
DISH DBS Corp. 5.75% 12/1/28 (b)		6,000	4,444
DISH Network Corp. 11.75% 11/15/27 (b)		10,000	9,926
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,128
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		4,000	2,980
6.5% 9/15/28(b)		3,000	1,405
Sirius XM Radio, Inc.:
4.125% 7/1/30(b)		90,000	75,938
5% 8/1/27(b)		10,000	9,501
TEGNA, Inc. 4.75% 3/15/26 (b)		9,000	8,664
Univision Communications, Inc.:
4.5% 5/1/29(b)		12,000	10,529
8% 8/15/28(b)		5,000	5,054
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		17,000	14,588
			343,660
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA 4.5% 4/27/31 (b)		210,000	167,265

TOTAL COMMUNICATION SERVICES			593,243

CONSUMER DISCRETIONARY - 5.0%
Automobile Components - 0.9%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)		5,000	5,045
Hertz Corp. 5% 12/1/29 (b)		1,000	768
Macquarie AirFinance Holdings:
8.125% 3/30/29(b)		6,000	6,115
8.375% 5/1/28(b)		5,000	5,126
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		5,000	2,313
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	98,781
ZF North America Capital, Inc. 7.125% 4/14/30 (b)		5,000	5,133
			123,281
Automobiles - 0.1%
Ford Motor Co. 5.291% 12/8/46		10,000	8,129
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(d)(e)		2,000	1,996
			10,125
Broadline Retail - 0.1%
Kohl's Corp. 4.25% 7/17/25		2,000	1,924
Match Group Holdings II LLC 3.625% 10/1/31 (b)		10,000	8,175
			10,099
Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		5,000	5,143

Diversified Consumer Services - 0.3%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		14,000	13,633
Service Corp. International 5.125% 6/1/29		16,000	15,280
Sotheby's 7.375% 10/15/27 (b)		4,000	3,668
TKC Holdings, Inc.:
6.875% 5/15/28(b)		5,000	4,513
10.5% 5/15/29(b)		5,000	4,325
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		5,000	4,699
			46,118
Hotels, Restaurants & Leisure - 1.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)		18,000	15,517
Aramark Services, Inc. 5% 2/1/28 (b)		12,000	11,356
Boyd Gaming Corp. 4.75% 6/15/31 (b)		12,000	10,619
Caesars Entertainment, Inc. 8.125% 7/1/27 (b)		16,000	16,300
Carnival Corp. 10.5% 6/1/30 (b)		32,000	34,121
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		5,000	4,386
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (b)		17,000	15,104
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		10,000	10,021
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		8,000	6,719
Life Time, Inc. 8% 4/15/26 (b)		6,000	6,000
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		1,000	975
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		6,000	5,084
Melco Resorts Finance Ltd. 5.375% 12/4/29 (b)		7,000	5,838
MGM Resorts International 4.75% 10/15/28		17,000	15,726
NCL Corp. Ltd.:
3.625% 12/15/24(b)		1,000	967
5.875% 2/15/27(b)		26,000	25,171
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		18,000	17,318
7.25% 1/15/30(b)		5,000	5,093
Scientific Games Corp. 7.5% 9/1/31 (b)		5,000	5,073
Station Casinos LLC 4.5% 2/15/28 (b)		9,000	8,140
Viking Cruises Ltd. 9.125% 7/15/31 (b)		5,000	5,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		16,000	15,238
Yum! Brands, Inc.:
3.625% 3/15/31		9,000	7,730
4.625% 1/31/32		5,000	4,496
			252,192
Household Durables - 1.0%
LGI Homes, Inc. 8.75% 12/15/28 (b)		5,000	5,143
Newell Brands, Inc. 6.375% 4/1/36 (f)		5,000	4,416
Tempur Sealy International, Inc. 4% 4/15/29 (b)		5,000	4,328
Toll Brothers Finance Corp. 4.875% 3/15/27		136,000	133,559
TopBuild Corp. 4.125% 2/15/32 (b)		2,000	1,709
			149,155
Leisure Products - 0.0%
Mattel, Inc. 5.45% 11/1/41		5,000	4,270

Specialty Retail - 0.3%
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		15,000	14,847
Carvana Co.:
4.875% 9/1/29(b)		21,000	11,973
12% 12/1/28 pay-in-kind(b)(d)		1,000	790
LBM Acquisition LLC 6.25% 1/15/29 (b)		7,000	5,863
LCM Investments Holdings 8.25% 8/1/31 (b)		5,000	5,026
Michaels Companies, Inc. 7.875% 5/1/29 (b)		7,000	3,979
Victoria's Secret & Co. 4.625% 7/15/29 (b)		3,000	2,434
			44,912
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. 4.125% 8/15/31 (b)		9,000	7,358
Tapestry, Inc.:
3.05% 3/15/32		10,000	7,477
7% 11/27/26		4,000	4,043
7.05% 11/27/25		2,000	2,025
7.35% 11/27/28		7,000	7,053
7.7% 11/27/30		14,000	14,192
7.85% 11/27/33		14,000	14,218
The William Carter Co. 5.625% 3/15/27 (b)		5,000	4,849
Wolverine World Wide, Inc. 4% 8/15/29 (b)		7,000	5,394
			66,609
TOTAL CONSUMER DISCRETIONARY			711,904

CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		14,000	11,988

Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)		17,000	15,067
C&S Group Enterprises LLC 5% 12/15/28 (b)		14,000	11,270
Performance Food Group, Inc. 5.5% 10/15/27 (b)		16,000	15,486
U.S. Foods, Inc. 6.875% 9/15/28 (b)		5,000	5,069
			46,892
Food Products - 0.3%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		2,000	1,807
Darling Ingredients, Inc. 6% 6/15/30 (b)		8,000	7,724
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		5,000	4,358
Post Holdings, Inc. 4.625% 4/15/30 (b)		17,000	15,188
TreeHouse Foods, Inc. 4% 9/1/28		13,000	11,059
			40,136
TOTAL CONSUMER STAPLES			99,016

ENERGY - 7.0%
Energy Equipment & Services - 0.3%
CGG SA 8.75% 4/1/27 (b)		7,000	6,353
Nabors Industries, Inc. 9.125% 1/31/30 (b)		5,000	5,013
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		5,000	5,123
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		16,500	16,292
Transocean, Inc. 8% 2/1/27 (b)		5,000	4,786
Valaris Ltd. 8.375% 4/30/30 (b)		5,000	5,030
			42,597
Oil, Gas & Consumable Fuels - 6.7%
Buckeye Partners LP 3.95% 12/1/26		12,000	11,310
California Resources Corp. 7.125% 2/1/26 (b)		2,000	2,012
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		5,000	4,838
Centennial Resource Production LLC:
5.875% 7/1/29(b)		7,000	6,685
7% 1/15/32(b)		5,000	5,014
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		6,000	5,945
8.375% 1/15/29(b)		5,000	5,040
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		2,000	2,008
6.036% 11/15/33(b)		6,000	6,054
6.497% 8/15/43(b)		2,000	2,024
6.544% 11/15/53(b)		2,000	2,046
6.714% 8/15/63(b)		2,000	2,063
Comstock Resources, Inc. 6.75% 3/1/29 (b)		12,000	11,048
CVR Energy, Inc. 5.75% 2/15/28 (b)		16,000	14,795
Delek Logistics Partners LP 7.125% 6/1/28 (b)		9,000	8,479
Energean PLC 6.5% 4/30/27 (b)		2,000	1,760
Energy Transfer LP 6% 2/1/29 (b)		38,000	37,434
EnLink Midstream LLC 6.5% 9/1/30 (b)		10,000	10,065
EQM Midstream Partners LP 6.5% 7/1/27 (b)		5,000	5,008
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		18,000	16,761
Golar LNG Ltd. 7% 10/20/25 (b)		6,000	5,882
Harvest Midstream I LP 7.5% 9/1/28 (b)		10,000	9,854
Hess Midstream Partners LP 4.25% 2/15/30 (b)		17,000	15,204
HF Sinclair Corp. 5% 2/1/28 (g)		5,000	4,592
Hilcorp Energy I LP/Hilcorp Finance Co. 6% 4/15/30 (b)		12,000	11,194
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		7,000	7,279
Kinder Morgan, Inc. 3.6% 2/15/51		200,000	134,888
MEG Energy Corp. 7.125% 2/1/27 (b)		15,000	15,174
MPLX LP:
5% 3/1/33		50,000	47,187
5.65% 3/1/53		50,000	46,471
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		60,000	56,988
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		12,000	12,045
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)		5,000	5,188
Occidental Petroleum Corp. 8.875% 7/15/30		12,000	13,669
Parkland Corp.:
4.5% 10/1/29(b)		2,000	1,782
4.625% 5/1/30(b)		10,000	8,925
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		4,000	3,842
7.875% 9/15/30(b)		9,000	9,000
Petroleos Mexicanos 7.69% 1/23/50		200,000	132,380
Range Resources Corp. 4.875% 5/15/25		15,000	14,762
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		2,000	2,008
SM Energy Co. 6.625% 1/15/27		15,000	14,757
Southwestern Energy Co. 4.75% 2/1/32		20,000	17,837
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		17,000	15,495
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30(b)		26,000	23,476
6% 9/1/31(b)		20,000	17,933
Targa Resources Corp. 4.2% 2/1/33		160,000	141,062
Viper Energy, Inc. 7.375% 11/1/31 (b)		5,000	5,060
Western Gas Partners LP 5.3% 3/1/48		9,000	7,455
			961,778
TOTAL ENERGY			1,004,375

FINANCIALS - 9.8%
Banks - 4.8%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (d)	EUR	100,000	102,004
Bank of America Corp. 2.299% 7/21/32 (d)		90,000	70,641
BNP Paribas SA 0.5% 1/19/30 (Reg. S) (d)	EUR	100,000	90,542
HSBC Holdings PLC 3% 7/22/28 (d)	GBP	100,000	114,274
ING Groep NV 4.75% 5/23/34 (Reg. S) (d)	EUR	100,000	111,597
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		200,000	196,297
UniCredit SpA:
5.459% 6/30/35(b)(d)		1,000	874
5.861% 6/19/32(b)(d)		4,000	3,767
Western Alliance Bancorp. 3% 6/15/31 (d)		4,000	3,222
			693,218
Capital Markets - 1.5%
Blackstone Private Credit Fund 4.7% 3/24/25		80,000	77,937
Coinbase Global, Inc. 3.625% 10/1/31 (b)		6,000	4,412
Hightower Holding LLC 6.75% 4/15/29 (b)		8,000	6,917
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		2,000	1,790
MSCI, Inc. 4% 11/15/29 (b)		9,000	8,097
UBS Group AG 2.125% 11/15/29 (Reg. S) (d)	GBP	100,000	106,799
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		9,000	6,294
9.5% 6/1/28(b)		1,000	828
			213,074
Consumer Finance - 1.7%
Capital One Financial Corp.:
5.468% 2/1/29(d)		9,000	8,646
5.817% 2/1/34(d)		15,000	14,068
7.624% 10/30/31(d)		11,000	11,496
Ford Motor Credit Co. LLC 3.375% 11/13/25		200,000	188,432
OneMain Finance Corp. 6.875% 3/15/25		22,000	22,161
			244,803
Financial Services - 0.6%
Altus Midstream LP 5.875% 6/15/30 (b)		5,000	4,763
Block, Inc. 3.5% 6/1/31		10,000	8,369
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		7,000	6,983
GGAM Finance Ltd.:
7.75% 5/15/26(b)		10,000	10,015
8% 2/15/27(b)		5,000	5,032
8% 6/15/28(b)		2,000	2,023
Gn Bondco LLC 9.5% 10/15/31 (b)		2,000	1,900
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)		5,000	5,094
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27		40,000	36,100
NCR Atleos Corp. 9.5% 4/1/29 (b)		5,000	5,163
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		4,000	3,580
			89,022
Insurance - 1.2%
Acrisure LLC / Acrisure Finance, Inc. 6% 8/1/29 (b)		18,000	15,508
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(b)		6,000	5,560
6.75% 10/15/27(b)		12,000	11,508
Demeter Investments BV 2.75% 2/19/49 (Reg. S) (d)	EUR	100,000	98,823
HUB International Ltd. 7% 5/1/26 (b)		15,000	14,921
National Financial Partners Corp. 8.5% 10/1/31 (b)		5,000	5,164
USI, Inc. 6.875% 5/1/25 (b)		12,000	11,910
			163,394
TOTAL FINANCIALS			1,403,511

HEALTH CARE - 2.0%
Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		11,000	4,331
Grifols SA 4.75% 10/15/28 (b)		5,000	4,419
			8,750
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		5,000	3,981
Avantor Funding, Inc. 4.625% 7/15/28 (b)		9,000	8,418
			12,399
Health Care Providers & Services - 1.5%
Centene Corp. 4.625% 12/15/29		80,000	74,299
Community Health Systems, Inc.:
4.75% 2/15/31(b)		46,000	33,749
5.25% 5/15/30(b)		5,000	3,935
6.125% 4/1/30(b)		29,000	16,190
6.875% 4/15/29(b)		5,000	2,950
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		18,000	15,214
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		3,000	2,295
Modivcare, Inc. 5.875% 11/15/25 (b)		10,000	9,736
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		9,000	7,817
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		4,000	3,370
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		2,000	1,934
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		4,000	2,620
11% 10/15/30(b)		5,000	5,013
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		7,000	5,412
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		11,000	10,918
Tenet Healthcare Corp. 4.875% 1/1/26		27,000	26,530
			221,982
Health Care Technology - 0.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		16,000	13,869

Pharmaceuticals - 0.2%
1375209 BC Ltd. 9% 1/30/28 (b)		5,000	4,828
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)		8,000	6,970
9% 12/15/25(b)		1,000	897
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)		16,000	14,208
			26,903
TOTAL HEALTH CARE			283,903

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.4%
Bombardier, Inc.:
7.125% 6/15/26(b)		15,000	14,997
8.75% 11/15/30(b)		5,000	5,119
Moog, Inc. 4.25% 12/15/27 (b)		5,000	4,640
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		5,000	5,265
TransDigm, Inc.:
7.125% 12/1/31(b)		15,000	15,257
7.5% 3/15/27		15,000	15,005
			60,283
Air Freight & Logistics - 0.2%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		5,000	4,998
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		7,000	6,160
Rand Parent LLC 8.5% 2/15/30 (b)		15,000	14,179
			25,337
Building Products - 0.1%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		11,000	10,808
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		5,000	4,888
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		3,000	2,733
			18,429
Commercial Services & Supplies - 0.9%
ADT Corp. 4.125% 8/1/29 (b)		17,000	15,110
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (b)		13,000	11,961
APX Group, Inc. 6.75% 2/15/27 (b)		6,000	5,966
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		10,000	10,368
Cimpress PLC 7% 6/15/26		2,000	1,935
CoreCivic, Inc. 8.25% 4/15/26		17,000	17,338
Covanta Holding Corp. 4.875% 12/1/29 (b)		7,000	5,810
GFL Environmental, Inc. 6.75% 1/15/31 (b)		5,000	5,044
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		6,000	5,910
Madison IAQ LLC 4.125% 6/30/28 (b)		17,000	15,102
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,663
PowerTeam Services LLC 9.033% 12/4/25 (b)		14,000	12,786
Stericycle, Inc. 3.875% 1/15/29 (b)		7,000	6,172
The GEO Group, Inc. 6% 4/15/26		8,000	7,480
			125,645
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/27		23,000	22,361
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		2,000	1,772
Pike Corp.:
5.5% 9/1/28(b)		7,000	6,376
8.625% 1/31/31(b)		5,000	5,056
Railworks Holdings LP 8.25% 11/15/28 (b)		7,000	6,878
SRS Distribution, Inc. 4.625% 7/1/28 (b)		7,000	6,390
			48,833
Electrical Equipment - 0.1%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		5,000	3,925
Regal Rexnord Corp. 6.3% 2/15/30 (b)		5,000	4,941
Sensata Technologies BV 4% 4/15/29 (b)		5,000	4,489
			13,355
Ground Transportation - 0.9%
Mobico Group PLC 2.375% 11/20/28 (Reg. S)	GBP	100,000	105,825
Uber Technologies, Inc. 4.5% 8/15/29 (b)		17,000	15,641
XPO, Inc. 6.25% 6/1/28 (b)		5,000	4,940
			126,406
Machinery - 0.1%
Vertical Holdco GmbH 7.625% 7/15/28 (b)		5,000	4,746
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		5,000	4,750
			9,496
Marine Transportation - 0.1%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		6,000	5,846
Seaspan Corp. 5.5% 8/1/29 (b)		10,000	7,800
			13,646
Passenger Airlines - 0.1%
American Airlines, Inc.:
7.25% 2/15/28(b)		5,000	4,938
8.5% 5/15/29(b)(g)		5,000	5,158
			10,096
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (b)		11,000	10,236
CoreLogic, Inc. 4.5% 5/1/28 (b)		10,000	8,375
TriNet Group, Inc. 7.125% 8/15/31 (b)		5,000	5,050
			23,661
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	4,994
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	924
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		5,000	5,087
			11,005
Transportation Infrastructure - 0.7%
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	100,000	108,162

TOTAL INDUSTRIALS			594,354

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
CommScope, Inc. 4.75% 9/1/29 (b)		13,000	8,158
HTA Group Ltd. 7% 12/18/25 (b)		14,000	13,671
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,000	1,745
			23,574
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		16,000	14,480
TTM Technologies, Inc. 4% 3/1/29 (b)		5,000	4,445
			18,925
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		5,000	3,990
Virtusa Corp. 7.125% 12/15/28 (b)		3,000	2,370
			6,360
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (b)		17,000	15,863

Software - 1.1%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		20,000	18,550
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		17,000	15,213
Cloud Software Group, Inc. 9% 9/30/29 (b)		15,000	13,499
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		5,000	5,129
Fair Isaac Corp. 4% 6/15/28 (b)		5,000	4,600
McAfee Corp. 7.375% 2/15/30 (b)		3,000	2,592
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,689
Open Text Corp. 3.875% 12/1/29 (b)		14,000	12,245
Oracle Corp. 3.85% 4/1/60		100,000	68,681
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		16,000	15,484
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		3,000	2,337
			162,019
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
5.75% 12/1/34		5,000	4,585
8.25% 12/15/29(b)		5,000	5,310
			9,895
TOTAL INFORMATION TECHNOLOGY			236,636

MATERIALS - 2.4%
Chemicals - 1.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		6,000	5,689
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		5,250	3,854
LSB Industries, Inc. 6.25% 10/15/28 (b)		10,000	9,321
Methanex Corp. 5.125% 10/15/27		16,000	15,084
NOVA Chemicals Corp.:
5.25% 6/1/27(b)		12,000	10,802
8.5% 11/15/28(b)		5,000	5,165
Nufarm Australia Ltd. 5% 1/27/30 (b)		9,000	7,973
Olin Corp. 5% 2/1/30		16,000	14,692
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		18,000	15,616
6.25% 10/1/29(b)		6,000	4,922
9.75% 11/15/28(b)		2,000	2,057
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		2,000	1,811
6.625% 5/1/29(b)		6,000	5,315
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		4,000	3,762
The Chemours Co. LLC 5.75% 11/15/28 (b)		19,000	17,198
TPC Group, Inc. 13% 12/16/27 (b)		3,000	3,036
Tronox, Inc. 4.625% 3/15/29 (b)		10,000	8,503
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		6,000	5,714
7.375% 3/1/31(b)		5,000	4,875
			145,389
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		6,000	5,898
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)		5,000	5,086
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)(g)		5,000	5,000
VM Consolidated, Inc. 5.5% 4/15/29 (b)		1,000	906
			16,890
Containers & Packaging - 0.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)		8,000	4,118
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		2,000	1,589
6% 6/15/27(b)		2,000	1,941
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		6,000	5,308
5.25% 8/15/27(b)		9,000	6,608
5.25% 8/15/27(b)		2,000	1,469
Ball Corp. 6% 6/15/29		5,000	4,989
BWAY Holding Co. 7.875% 8/15/26 (b)		5,000	4,967
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		35,000	33,678
8.75% 4/15/30(b)		5,000	4,487
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		8,000	7,801
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		2,000	1,760
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		5,000	4,963
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		5,000	4,946
7.25% 2/15/31(b)		5,000	5,119
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		6,000	5,769
8.5% 8/15/27(b)		5,000	4,547
			104,059
Metals & Mining - 0.5%
Arsenal AIC Parent LLC 8% 10/1/30 (b)		5,000	5,102
ATI, Inc. 7.25% 8/15/30		5,000	5,023
ERO Copper Corp. 6.5% 2/15/30 (b)		9,000	7,696
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		13,000	12,270
Kaiser Aluminum Corp. 4.5% 6/1/31 (b)		5,000	4,036
Mineral Resources Ltd.:
8% 11/1/27(b)		14,000	14,027
9.25% 10/1/28(b)		5,000	5,171
Novelis Corp. 3.875% 8/15/31 (b)		18,000	15,151
PMHC II, Inc. 9% 2/15/30 (b)		5,000	3,852
			72,328
Paper & Forest Products - 0.1%
LABL, Inc. 10.5% 7/15/27 (b)		8,000	7,270
SPA Holdings 3 OY 4.875% 2/4/28 (b)		5,000	4,222
			11,492
TOTAL MATERIALS			350,158

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Highwoods/Forsyth LP 7.65% 2/1/34		31,000	31,161
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		42,000	25,879
5% 10/15/27		12,000	9,559
5.25% 8/1/26		3,000	2,610
Omega Healthcare Investors, Inc. 3.25% 4/15/33		8,000	6,117
Piedmont Operating Partnership LP 9.25% 7/20/28		15,000	15,325
Safehold Operating Partnership LP 2.8% 6/15/31		4,000	3,112
SBA Communications Corp. 3.875% 2/15/27		25,000	23,534
Service Properties Trust 4.95% 2/15/27		10,000	8,736
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(b)		44,000	36,475
10.5% 2/15/28(b)		2,000	1,967
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)		33,000	28,755
			193,230
Real Estate Management & Development - 0.7%
Blackstone Property Partners Europe LP 1% 5/4/28 (Reg. S)	EUR	100,000	87,767
Greystar Real Estate Partners 7.75% 9/1/30 (b)		5,000	5,087
Howard Hughes Corp. 4.375% 2/1/31 (b)		6,000	4,980
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		2,000	1,845
			99,679
TOTAL REAL ESTATE			292,909

UTILITIES - 2.2%
Electric Utilities - 2.1%
DPL, Inc. 4.35% 4/15/29		160,000	144,988
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (d)	EUR	100,000	89,717
FirstEnergy Corp. 4.15% 7/15/27		5,000	4,757
NextEra Energy Partners LP 4.5% 9/15/27 (b)		2,000	1,846
NRG Energy, Inc. 5.25% 6/15/29 (b)		17,000	15,838
PG&E Corp.:
5% 7/1/28		28,000	26,635
5.25% 7/1/30		5,000	4,697
Vistra Operations Co. LLC:
5% 7/31/27(b)		16,000	15,227
7.75% 10/15/31(b)		5,000	5,117
			308,822
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		5,000	4,485
Sunnova Energy Corp. 5.875% 9/1/26 (b)		5,000	4,054
			8,539
TOTAL UTILITIES			317,361

TOTAL NONCONVERTIBLE BONDS			5,887,370
TOTAL CORPORATE BONDS (Cost $6,030,826)			5,924,009

U.S. Treasury Obligations - 40.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	1,882,000	1,605,802
4.125% 8/15/53	299,000	279,612
4.375% 2/15/38	70,000	69,352
U.S. Treasury Notes:
3.5% 1/31/30	700,000	667,133
3.5% 2/15/33	200,000	186,906
3.625% 3/31/28	130,000	126,313
3.625% 3/31/30	590,000	565,524
4.125% 11/15/32	2,010,000	1,973,168
4.5% 11/15/33	220,000	222,716
4.875% 10/31/28 (h)	155,000	158,802
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,281,165)		5,855,328

Asset-Backed Securities - 2.8%
	Principal Amount (a)	Value ($)
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	117,813	108,731
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	173,149	151,297
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	170,526	143,674
TOTAL ASSET-BACKED SECURITIES (Cost $406,707)		403,702

Commercial Mortgage Securities - 3.2%
	Principal Amount (a)	Value ($)
BX Trust floater:
Series 2019-XL Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (b)(d)(e)	85,000	84,137
Series 2022-IND Class C, CME Term SOFR 1 Month Index + 2.290% 7.6129% 4/15/37 (b)(d)(e)	92,765	91,020
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(d)(e)	100,000	100,000
Class B, CME Term SOFR 1 Month Index + 3.830% 9.162% 10/15/28 (b)(d)(e)	100,000	99,778
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	100,000	77,573
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $455,719)		452,508

Municipal Securities - 1.0%
	Principal Amount (a)	Value ($)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25 (Cost $144,304)	160,000	144,957

Foreign Government and Government Agency Obligations - 6.4%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic:
5.625% 2/21/47		200,000	164,700
10% 1/1/27	BRL	400,000	80,883
10% 1/1/33	BRL	400,000	77,268
Dominican Republic 4.875% 9/23/32 (b)		260,000	223,681
German Federal Republic:
0% 10/9/26 (Reg. S)	EUR	10,000	10,125
1% 5/15/38(Reg. S)	EUR	5,000	4,364
3.1% 9/18/25(Reg. S)	EUR	55,000	60,053
Japan Government 0.6% 12/20/23	JPY	20,000,000	134,943
United Kingdom, Great Britain and Northern Ireland 3.75% 1/29/38(Reg. S)	GBP	15,000	17,455
United Mexican States:
7.75% 5/29/31	MXN	1,405,000	73,847
7.75% 11/13/42	MXN	1,492,000	72,845
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $916,986)			920,164

Bank Loan Obligations - 0.9%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.4%
Automobile Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8944% 12/17/28 (d)(e)(i)	1,995	1,415
Broadline Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (d)(e)(i)	4,975	4,928
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/30/28 (e)(i)(j)	5,000	4,950
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (d)(e)(i)	10,959	9,482
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (d)(i)	1,000	450
		14,882
Hotels, Restaurants & Leisure - 0.2%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4553% 7/21/28 (d)(e)(i)	11,939	11,820
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6491% 9/18/26 (d)(e)(i)	8,846	8,455
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (d)(e)(i)	4,000	3,580
		23,855
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (d)(e)(i)	4,974	4,927
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 12/18/27 (d)(e)(i)	9,949	9,554
TOTAL CONSUMER DISCRETIONARY		59,561
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.39% 10/30/28 (d)(e)(i)	5,000	4,800
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.533% 11/23/27 (d)(e)(i)	9,949	4,112
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (d)(e)(i)	2,992	2,880
		6,992
INDUSTRIALS - 0.2%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (d)(e)(i)	9,962	8,218
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4484% 12/21/28 (d)(e)(i)	838	840
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (d)(e)(i)	6,000	5,853
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (d)(e)(i)	3,000	2,729
		9,422
Construction & Engineering - 0.1%
Breakwater Energy Partners, LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(d)(e)(i)	9,096	8,846
TOTAL INDUSTRIALS		26,486
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1984% 12/10/29 (d)(e)(i)	5,000	4,258
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 12/10/28 (d)(e)(i)	4,975	4,855
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(e)(i)	114	112
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(e)(i)	4,886	4,808
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1701% 3/1/29 (d)(e)(i)	1,000	986
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9484% 10/7/27 (d)(e)(i)	2,000	2,001
Ukg, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (d)(e)(i)	4,975	4,975
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (d)(e)(i)	2,000	1,999
		23,994
MATERIALS - 0.1%
Chemicals - 0.1%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (d)(e)(i)	6,982	6,649
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (d)(e)(i)	1,995	1,979
		8,628
TOTAL BANK LOAN OBLIGATIONS (Cost $133,829)		130,461

Preferred Securities - 1.5%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (d)(e)(k)	17,000	16,148
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7798% (d)(e)(k)	5,000	4,477
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7513% (d)(e)(k)	8,000	7,614
		28,239
FINANCIALS - 1.2%
Banks - 1.1%
Bank of America Corp. 5.875% (d)(k)	5,000	4,575
Bank of Nova Scotia 4.9% (d)(k)	150,000	140,842
JPMorgan Chase & Co. 4.6% (d)(k)	5,000	4,799
Wells Fargo & Co. 5.9% (d)(k)	4,000	3,937
		154,153
Capital Markets - 0.1%
Charles Schwab Corp. 5.375% (d)(k)	10,000	9,662
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (d)(k)	12,000	8,446
TOTAL FINANCIALS		172,261
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)	7,000	6,765
Air Lease Corp. 4.125% (d)(k)	6,000	4,424
Aircastle Ltd. 5.25% (b)(d)(k)	7,000	5,843
		17,032
TOTAL PREFERRED SECURITIES (Cost $221,830)		217,532

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (l) (Cost $188,554)	188,517	188,554

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $14,779,920)	14,237,215
NET OTHER ASSETS (LIABILITIES) - 0.8%	114,713
NET ASSETS - 100.0%	14,351,928

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Mar 2024	204,461	607	607
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Mar 2024	213,703	939	939
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Mar 2024	116,438	560	560

TOTAL PURCHASED					2,106

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Mar 2024	122,054	630	630

TOTAL FUTURES CONTRACTS					2,736
The notional amount of futures purchased as a percentage of Net Assets is 3.7%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	3,000	USD	3,182	JPMorgan Chase Bank, N.A.	12/08/23	84
EUR	15,000	USD	15,918	Royal Bank of Canada	12/08/23	412
GBP	3,000	USD	3,636	BNP Paribas S.A.	12/08/23	152
GBP	2,000	USD	2,454	BNP Paribas S.A.	12/08/23	71
GBP	2,000	USD	2,428	Bank of America, N.A.	12/08/23	97
GBP	3,000	USD	3,644	Citibank, N. A.	12/08/23	143
USD	699,725	EUR	650,000	Bank of America, N.A.	12/08/23	(7,937)
USD	15,271	EUR	14,000	Canadian Imperial Bk. of Comm.	12/08/23	29
USD	54,585	EUR	51,000	Canadian Imperial Bk. of Comm.	12/08/23	(939)
USD	8,795	EUR	8,000	JPMorgan Chase Bank, N.A.	12/08/23	86
USD	6,320	EUR	6,000	JPMorgan Chase Bank, N.A.	12/08/23	(212)
USD	3,167	EUR	3,000	JPMorgan Chase Bank, N.A.	12/08/23	(99)
USD	3,269	EUR	3,000	JPMorgan Chase Bank, N.A.	12/08/23	3
USD	5,053	GBP	4,000	BNP Paribas S.A.	12/08/23	3
USD	2,498	GBP	2,000	BNP Paribas S.A.	12/08/23	(27)
USD	3,622	GBP	3,000	BNP Paribas S.A.	12/08/23	(166)
USD	5,076	GBP	4,000	Bank of America, N.A.	12/08/23	26
USD	2,460	GBP	2,000	Brown Brothers Harriman & Co	12/08/23	(65)
USD	2,443	GBP	2,000	HSBC Bank	12/08/23	(82)
USD	460,447	GBP	369,000	Royal Bank of Canada	12/08/23	(5,416)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(13,837)
Unrealized Appreciation						1,106
Unrealized Depreciation						(14,943)

Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
MXN	-	Mexican peso
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,826,615 or 26.7% of net assets.

(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,571.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	The coupon rate will be determined upon settlement of the loan after period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,113,145	353,193	1,277,784	8,414	-	-	188,554	0.0%
Total	1,113,145	353,193	1,277,784	8,414	-	-	188,554

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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